Risk and Capital Management (Details 15) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 1,215,019	R$ 1,238,582
Market risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	43,179	30,935
Market risk [member] | Standardised Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	52,299	36,745
Market risk [member] | Internal Model Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	18,871	23,097
Operational risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	103,094	96,590
Amounts Below The Thresholds For Deduction [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	49,472	40,723
Credit Risk Excluding Counterparty Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	976,915	1,016,137
Credit Risk Standardised Approach Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	924,518	1,016,137
Credit Risk Advanced Internal Rating Based Approach Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	52,397
Counterparty Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	30,804	40,222
Counterparty Credit Risk [Member] | Credit risk [member] | Credit Risk Excluding Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	22,259	25,361
Counterparty Credit Risk [Member] | Credit risk [member] | Other Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	8,545	14,861
Equity Investments In Funds Look Through Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	5,871	8,002
Equity Investments In Funds Mandate Based Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets		104
Equity Investment In Funds Fall Back Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,543	1,461
Securitisation Exposures In Banking Book [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 4,141	R$ 4,408